GNA VARIABLE INVESTMENT ACCOUNT

Financial Statements

June 30, 2002
(Unaudited)

GNA VARIABLE INVESTMENT ACCOUNT

June 30, 2002

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Premier Growth Equity Fund	Mid-Cap Value Equity Fund	International Equity Fund	U.S. Equity Fund	Money Market Fund
Assets
Investments in GE Investments Funds, Inc., at fair value:
Income Fund (1,755,035 shares, cost $23,850,916)	$22,359,141	—	—	—	—	—
Premier Growth Equity Fund (251,357 shares, cost $19,221,042)	—	15,443,343	—	—	—	—
Mid-Cap Value Equity Fund (762,383 shares, cost $12,233,682)	—	—	11,931,288	—	—	—
International Equity Fund (961,685 shares, cost $8,272,289)	—	—	—	7,645,396	—	—
U. S. Equity Fund (748,993 shares, cost $26,531,996)	—	—	—	—	21,526,061	—
Money Market Fund (4,675,213 shares, cost $4,675,213)	—	—	—	—	—	4,675,213

Total assets	$22,359,141	15,443,343	11,931,288	7,645,396	21,526,061	4,675,213

Net assets:
Attributable to General Electric Capital Assurance Company	$20,569,167	9,736,488	6,754,874	6,715,998	14,934,307	3,753,640
Attributable to deferred variable annuity contractholders	1,789,974	5,706,855	5,176,414	929,398	6,591,754	921,572

	$22,359,141	15,443,343	11,931,288	7,645,396	21,526,061	4,675,212

Outstanding units held by contractholders	145,172	414,441	396,964	95,519	572,698	79,583

Net asset value per unit	$12.33	13.77	13.04	9.73	11.51	11.58

See accompanying notes to unaudited financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Premier Growth Equity Fund	Mid-Cap Value Equity Fund	International Equity Fund	U.S. Equity Fund	Money Market Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	36,776
Expenses:
Mortality and expense risk charges (note 3)	15,010	49,474	41,190	7,243	56,735	6,920

Net investment income (expense)	(15,010)	(49,474)	(41,190)	(7,243)	(56,735)	29,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(33)	240	267	(246)	2,343	—
Unrealized appreciation (depreciation) on investments	848,553	(1,991,830)	19,728	(316,919)	(2,591,843)	—
Capital gain distribution	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	848,520	(1,991,590)	19,995	(317,165)	(2,589,500)	—

Increase (decrease) in net assets from operations	$833,510	(2,041,064)	(21,195)	(324,408)	(2,646,235)	29,856

See accompanying notes to unaudited financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Statements of Changes in Net Assets
(Unaudited)

	GE Investments Fund, Inc.
	Income Fund	Premier Growth Equity Fund	Mid-Cap Value Equity Fund	International Equity Fund	U.S. Equity Fund	Money Market Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(15,010)	(49,474)	(41,190)	(7,243)	(56,735)	29,856
Net realized gain (loss)	(33)	240	267	(246)	2,343	—
Unrealized appreciation (depreciation) on investments	848,553	(1,991,830)	19,728	(316,919)	(2,591,843)	—
Capital gain distribution	—	—	—	—	—	—

Increase (decrease) in net assets from operations	833,510	(2,041,064)	(21,195)	(324,408)	(2,646,235)	29,856

From capital transactions:
Net effect of transactions by General Electric Capital Assurance Company	15,011	49,473	41,191	7,241	56,734	6,919
Net contract purchase payments	1,000	16,250	2,736	500	282	65,400
Transfers to the general account of General Electric Capital Assurance Company
Surrender Benefits	(676,266)	(892,005)	(691,400)	(144,125)	(1,175,471)	(101,972)
Certificate maintenance charges	—	—	—	—	—	—
Transfers from (to) the MGA Account (note 1)	2,770	62	13,046	—	—	—
Interfund transfers	53,057	(24,112)	(32,428)	6,241	87,795	(90,553)

Increase (decrease) in net assets from capital transactions	(604,428)	(850,332)	(666,855)	(130,143)	(1,030,660)	(120,206)

Increase (decrease) in net assets	229,082	(2,891,396)	(688,050)	(454,551)	(3,676,895)	(90,350)
Net assets at beginning of period	22,130,059	18,334,739	12,619,338	8,099,947	25,202,956	4,765,562

Net assets at end of period	$22,359,141	15,443,343	11,931,288	7,645,396	21,526,061	4,675,212

See accompanying notes to unaudited financial statements.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements

June 30, 2002
(Unaudited)

(1)  Description of Entity

GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation (GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, GE Financial Assurance Holdings, Inc. (GEFAHI), General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger had no impact on net assets or unit values of the Account.

The Account holds certain benefits for group deferred variable annuity contracts issued by GNA. No new contracts are issued in the Account; however, existing contractholders can continue to add purchase payments to the Account.

Participants may transfer amounts among the Account’s portfolios and the Fixed MGA Account that is part of the general account of GECA.

(2)  Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months period ending June 30, 2002:

	Cost of shares acquired	Proceeds from shares sold
GE Investments Funds, Inc.:
Income Fund	$103,389	$722,828
Premier Growth Equity Fund	413,471	1,313,277
Mid-Cap Value Equity Fund	350,345	1,058,391
International Equity Fund	96,228	233,613
U.S. Equity Fund	292,954	1,380,348
Money Market Fund	167,439	257,789

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(2)    Summary of Significant Accounting Policies — Continued

(b)  Unit Activity

The increase (decrease) in outstanding units from capital transactions for the six months period ending June 30, 2002 is as follows:

	GE Investments Funds, Inc.
	Income Fund		Premier Growth Equity Fund		Mid Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Units purchased	8,233	$28,622	68,438	$34,094	69,103	$18,431
Units redeemed	(70,413)	(759,853)	(167,238)	(1,670,849)	(171,989)	(1,366,465)

Net increase(decrease) from capital transactions during the year ended December 31, 2001	(62,180)	$(731,230)	(98,800)	$(1,600,654)	(102,886)	$(1,348,034)

Units purchased	7,353	56,827	23,551	16,312	22,725	15,782
Units redeemed	(58,890)	(676,266)	(81,769)	(916,117)	(74,771)	(723,828)

Net decrease from capital transactions during the year ended June 30, 2002	(51,537)	$(619,439)	(58,218)	$(899,805)	(52,046)	$(708,046)

	International Equity Fund		U.S. Equity Fund		Money Market Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Units purchased	22,811	$3,705	34,458	$34,330	38,780	$330,315
Units redeemed	(58,419)	(427,173)	(166,871)	(1,803,437)	(70,040)	(686,942)

Net increase(decrease) from capital transactions during the year ended December 31, 2001	(35,608)	$(423,468)	(132,413)	$(1,769,107)	(31,260)	$(356,627)

Units purchased	8,780	6,741	18,131	88,077	10,711	65,400
Units redeemed	(22,335)	(144,125)	(101,595)	(1,175,471)	(21,715)	(192,525)

Net decrease from capital transactions during the year ended June 30, 2002	(13,555)	$(137,384)	(83,464)	$(1,087,394)	(11,004)	$(127,125)

(c)  Distributions

The net investment income (loss), realized capital gains and capital gains distributions of the Account are retained and reinvested within the Account.

(d)  Federal Income Taxes

        The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(2)    Summary of Significant Accounting Policies — Continued

(e)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)    Related Party Transactions and Contract Charges

Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

Each year GECA will deduct a certificate maintenance charge of $40. GECA assesses this fee as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the certificate value is $40,000 or greater.

GECA charges an administration charge at an annual effective rate of .15% of the average daily net assets of the Account as partial compensation for certain administrative services.

GECA charges at an annual effective rate of 1.25% of average daily net assets of the account for the mortality and expense risk that GECA assumes.

Units are not assigned to capital transactions to GECA and no contract charges are assessed against GECA’s net assets.

GE Asset Management Incorporated (Investment Advisor), an indirect wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds, .55% for the U.S. Equity Fund, .65% for the Mid Cap Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund.

(4)    Financial Highlights

A summary of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios by subaccount, for the period ending June 30, 2002, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

GNA VARIABLE INVESTMENT ACCOUNT

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

FINANCIAL HIGHLIGHTS

	Period ended June 30, 2002
	Units	Net Assets		Expenses as a % of Average Net Assets	Net Investment Income Ratio	Total Return
		Unit Value	000s
GE Investments Funds, Inc.:
Income Fund	145,172	$12.33	$22,359	1.40%	0.04%	3.14%
Premier Growth Equity Fund	414,441	$13.77	$15,443	1.40%	0.04%	(12.05)%
Mid-Cap Value Equity Fund	396,964	$13.04	$11,931	1.40%	0.04%	(0.81)%
International Equity Fund	95,519	$9.73	$7,645	1.40%	0.04%	(4.70)%
U.S. Equity Fund	572,698	$11.51	$21,526	1.40%	0.04%	(11.44)%
Money Market Fund	79,583	$11.58	$4,675	1.40%	0.04%	2.00%